Losses per share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Summary of Loss Per Share

	Year Ended June 30,
	2019	2018	2017
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(18.16)	(7.58)	(19.25)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(18.16)	(7.58)	(19.25)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(18.16)	(7.58)	(19.25)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(18.16)	(7.58)	(19.25)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(89,799)	(35,290)	(76,815)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(89,799)	(35,290)	(76,815)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(89,799)	(35,290)	(76,815)

	2019 Number	2018 Number	2017 Number
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	494,381,490	465,688,997	399,042,172
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	494,381,490	465,688,997	399,042,172